BALANCE SHEETS (Unaudited) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 576	$ 2,076	$ 49,208
Accounts receivable, net of allowance for doubtful accounts of $-0- and $240, at December 31, 2012 and 2011, respectively		0	4,000
Deferred television costs	116,454	116,454
Prepaid expenses	2,280	385	15,082
Total current assets	119,310	118,915	68,290
Fixed assets, net	79,967	85,704	113,561
Debt issuance costs	5,778	12,695	0
Total assets	205,055	217,314	181,851
Current liabilities:
Accounts payable	624,721	609,325	581,970
Accrued expenses	218,700	225,439	209,183
Deferred revenues	135,000	135,000	92,405
Convertible debentures	56,852	19,408	0
Short term debt, currently in default	35,000	35,000	35,000
Derivative liabilities	290,402	356,608	0
Total current liabilities	1,360,675	1,380,780	918,558
Total liabilities	1,360,675	1,380,780	918,558
Stockholders' (Deficit):
Common stock	82,196	69,489	61,131
Additional paid-in capital	21,056,652	20,619,590	19,927,741
Accumulated (deficit)	(22,300,817)	(21,858,894)	(20,731,928)
Total Stockholders' (Deficit)	(1,155,620)	(1,163,466)	(736,707)
Total iabilities and Stockholders' (Deficit)	205,055	217,314	181,851
Series A Preferred Stock
Stockholders' (Deficit):
Preferred stock	2,000	2,000	2,000
Series B Preferred Stock
Stockholders' (Deficit):
Preferred stock	$ 4,349	$ 4,349	$ 4,349